Premises and equipment_Details of premises and equipment (Details) $ in Thousands	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩)
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	₩ 2,839,643,000,000		₩ 2,897,602,000,000	₩ 2,450,492,000,000	₩ 2,477,545,000,000
Right-of-use asset	447,555,000,000		467,114,000,000	435,791,000,000
Carrying value	3,287,198,000,000	$ 3,026,607	3,364,716,000,000
Land
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	1,726,045,000,000		1,761,159,000,000	1,481,871,000,000	1,487,278,000,000
Right-of-use asset	0		0
Carrying value	1,726,045,000,000		1,761,159,000,000
Building
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	787,040,000,000		802,299,000,000	661,912,000,000	680,846,000,000
Right-of-use asset	435,132,000,000		449,878,000,000	416,828,000,000
Carrying value	1,222,172,000,000		1,252,177,000,000
Equipment and vehicles
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	268,225,000,000		278,016,000,000	240,013,000,000	180,072,000,000
Right-of-use asset	12,423,000,000		17,236,000,000	18,963,000,000
Carrying value	280,648,000,000		295,252,000,000
Leasehold improvements
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	50,085,000,000		54,839,000,000	57,594,000,000	64,787,000,000
Right-of-use asset	0		0
Carrying value	50,085,000,000		54,839,000,000
Construction in progress
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	8,246,000,000		1,287,000,000	9,099,000,000	64,559,000,000
Right-of-use asset	0		0
Carrying value	8,246,000,000		1,287,000,000
Structures
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	2,000,000		2,000,000	₩ 3,000,000	₩ 3,000,000
Right-of-use asset	0		0
Carrying value	₩ 2,000,000		₩ 2,000,000